Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 120,322	¥ 226,704
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	851,239	744,945
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 158,156	¥ 82,861